NOTES PAYABLE	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

NOTE 5 – NOTES PAYABLE

The following is a summary of Notes payable:

	December 31, 2011
	Current portion, net	Non-current portion, net	Total
Non-interest Bearing Note Payable, Net	$200,000	$-	$200,000
Convertible 5% Notes Payable	-	4,006,666	4,006,666
ICON Convertible Note	677,778		677,778
Total	$877,778	$4,006,666	$4,884,444

We assumed the preceding notes payable as the result of the Exchange Transaction between the Company and TG Therapeutics, Inc. Accordingly, a valuation using the guidance in ASC 805 was performed and these notes have been presented at their fair value on the date of the transaction.

Non-interest Bearing Note Payable

In October 2009, Manhattan entered into a Settlement Agreement and Mutual Release with Swiss Pharma Contract LTD (“Swiss Pharma”) pursuant to which Manhattan agreed to pay Swiss Pharma $200,000 and issue to Swiss Pharma an interest free promissory note due on October 27, 2011 in the principal amount of $250,000 in full satisfaction of a September 5, 2008 arbitration award. In November 2011, Manhattan renegotiated the $250,000 promissory note due October 27, 2011 in which the amount of the promissory note was reduced to $200,000 and the maturity date was extended to February 15, 2012. This amount was paid on February 14, 2012 in full settlement of this note.

Convertible 5% Notes Payable

On March 8, 2010, Manhattan entered into an Agreement and Plan of Merger (the "Merger Agreement") by and among the Company, Ariston Pharmaceuticals, Inc., a Delaware corporation ("Ariston") and Ariston Merger Corp., a Delaware corporation and wholly-owned subsidiary of the Company (the "Merger Sub").  Pursuant to the terms and conditions set forth in the Merger Agreement, on March 8, 2010, the Merger Sub merged with and into Ariston (the "Merger"), with Ariston being the surviving corporation of the Merger.  As a result of the Merger, Ariston became a wholly-owned subsidiary of Manhattan.

The 5% Notes and accrued and unpaid interest thereon are convertible at the option of the holder into the Manhattan’s common stock at the conversion price of $20 per share.  Ariston agreed to make quarterly payments on the 5% Notes equal to 50% of the net product cash flow received from the exploitation or commercialization of Ariston’s product candidates, AST-726 and AST-915.  The 5% Notes are solely the obligation of Ariston and have no recourse to Manhattan other than the conversion feature discussed above. Interest accrues monthly, is added to principal on an annual basis, every March 8, and is payable at maturity.

In connection with the Exchange Transaction between the Company and TG Therapeutics, Inc., the Company performed a valuation of the assets and liabilities of Manhattan immediately prior to the transaction. As these notes payable are tied directly to net product cash flows derived from the preexisting products of the Company, this note was recorded at fair value as of the date of the Exchange Transaction. The Company recorded approximately $7,000 of interest expense on the 5% Notes, during the year ended December 31, 2011.

ICON Convertible Note Payable

In connection with the merger with Ariston as discussed above, Ariston satisfied an account payable of $1,275,188 to ICON Clinical Research Limited (“ICON”) through the payment of $275,188 in cash and the issuance of a three-year 5% note payable (the “ICON Note”).  The principal was to be repaid in 36 monthly installments of $27,778 commencing in April 2010.  Interest was payable monthly in arrears.   On March 1, 2011 Ariston entered into an amended and restated convertible promissory note (the “Amended ICON Note”) with ICON. The principal terms of the Amended ICON Note are that monthly payments of principal and interest will be waived for the thirteen month period ended December 31, 2011 (the “Waiver Period”) in exchange for a single payment of $100,000 on March 31, 2011, an increase in the interest on the Amended ICON Note from 5% to 8% per annum during the Waiver Period and a balloon payment on January 31, 2012. The Amended ICON Note is convertible at the option of the holder into the Company’s common stock at the conversion price of $10 per share. During the year ended December 31, 2011 (the period subsequent to the TG Therapeutics exchange transaction), the Company has immatierial interest expense on the Amended ICON Note. At December 31, 2011 the principal amount of the Amended ICON Note was $677,778, of which the entire balance has been classified as current, and interest payable on the Amended ICON Note was $61,941, and is reflected as components of notes payable, current portion, net, and interest payable, current portion, net respectively, in the accompanying balance sheet as of December 31, 2011. This note is currently in default as the Company did not make the balloon payment due on January 31, 2012.